Investment Property (Detail 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about investment property [abstract]
Rental income	$ 1,611	$ 1,510	$ 1,511
Direct operating expenses (including repairs and maintenance) arising from investment property during the year	$ 193	$ 256	$ 226